STATEMENT OF OPERATIONS (Parenthetical) - shares	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021	Dec. 31, 2020
Temporary equity, shares outstanding	34,500,000	34,500,000	34,500,000
Class B Ordinary shares
Number Of Shares Subject To Forfeiture				11,250,000
Over-allotment option | Class B Ordinary shares
Number Of Shares Subject To Forfeiture				1,125,000